Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not maintain a formal policy or guidelines relating to the grant of stock options close in time to the release of material nonpublic information, and we generally grant annual awards of stock options close to the end of the first quarter of each year (other than with respect to off-cycle grants in connection with new hire and promotion-related grants). In the event that the Compensation Committee becomes aware of material nonpublic information prior to granting stock options, the Compensation Committee will take the existence of such information into consideration in determining whether to delay the grant of stock options. For the calendar year ended December 31, 2025, we did not grant awards of stock options to our executive officers within four business days before or one business day after the release of a quarterly report on Form 10-Q, our annual report on Form 10-K or a current report on Form 8-K disclosing material nonpublic information.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not maintain a formal policy or guidelines relating to the grant of stock options close in time to the release of material nonpublic information, and we generally grant annual awards of stock options close to the end of the first quarter of each year (other than with respect to off-cycle grants in connection with new hire and promotion-related grants). In the event that the Compensation Committee becomes aware of material nonpublic information prior to granting stock options, the Compensation Committee will take the existence of such information into consideration in determining whether to delay the grant of stock options.